UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08885

                                         Hewitt Series Trust

(Exact name of registrant as specified in charter)

4 Overlook Point Lincolnshire, IL                                 60069

(Address of principal executive offices)             (Zip code)

James M. Flynn 4 Overlook Point Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end:     December 31, 2014

Date of reporting period:     March 31, 2014

Item 1. Schedule of Investments.

Hewitt Money Market Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $832,842,032, and 1.82% respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

Schedule of Investments March 31, 2014 (Unaudited)	Hewitt Money Market Fund of Hewitt Series Trust (Percentages shown are based on Net Assets)

Mutual Fund	Value

Money Market Master Portfolio of Master Investment Portfolio	$832,842,032

Total Investments (Cost – $832,842,032) – 100.0%	832,842,032
Liabilities in Excess of Other Assets – (0.0)%	(174,506)

Net Assets – 100.0%	$832,667,526

Hewitt Money Market Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $832,842,032 and 1.82%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK FUNDS III	MARCH 31, 2014	1

Schedule of Investments March 31, 2014 (Unaudited)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Euro – 0.8%
National Australia Bank Ltd., London, 0.22%, 10/23/14 (a)	$340,000	$340,000,023

Yankee (b) — 37.0%
Australia & New Zealand Banking Group Ltd., 0.22%, 2/25/15 (a)	137,000	137,000,000
Bank of America N.A., 0.25%, 9/02/14	200,000	200,000,000
Bank of Montreal, Chicago (a):
0.22%, 9/05/14	250,000	250,000,000
0.22%, 10/09/14	100,000	100,000,000
0.23%, 10/21/14	200,000	200,000,000
0.21%, 12/15/14	150,000	150,000,000
0.23%, 2/20/15	110,000	110,000,000
Bank of Nova Scotia, Houston:
0.26%, 6/19/14	50,000	49,999,452
0.28%, 8/08/14 (a)	185,000	185,000,000
0.21%, 9/10/14 (a)	150,000	150,000,000
0.25%, 11/10/14 (a)	142,700	142,838,090
0.26%, 11/18/14 (a)	200,000	200,000,000
0.26%, 11/25/14 (a)	75,000	74,999,864
0.26%, 12/05/14 (a)	175,000	175,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.25%, 7/11/14	150,000	150,000,000
BNP Paribas SA, New York:
0.30%, 7/24/14	300,000	300,000,000
0.30%, 8/04/14	200,000	200,000,000
0.29%, 8/25/14 (a)	200,000	200,000,000
0.30%, 9/05/14 (a)	252,000	252,000,000
0.29%, 9/18/14	150,000	150,000,000
Canadian Imperial Bank of Commerce, New York, 0.29%, 9/02/14 (a)	553,015	553,015,000
Credit Industriel Et Commercial, New York:
0.25%, 4/07/14	470,000	470,000,000
0.25%, 7/15/14	75,000	75,000,000
0.25%, 7/16/14	155,000	155,000,000
Credit Suisse, New York:
0.26%, 4/22/14	400,000	400,000,000
0.31%, 6/06/14 (a)	162,000	162,000,000
Deutsche Bank AG, New York:
0.25%, 4/30/14 (a)	173,000	173,000,000
0.27%, 5/29/14	200,000	200,000,000
0.30%, 8/22/14 (a)	207,000	207,000,000
Mitsubishi UFJ Trust & Banking Corp., New York:
0.25%, 7/07/14	275,000	275,000,000
0.26%, 9/10/14	500,000	500,000,000
Mizuho Bank Ltd., New York:
0.26%, 4/21/14	250,000	250,000,000
0.20%, 6/23/14	47,750	47,749,999
0.21%, 7/15/14	150,000	149,999,999

Certificates of Deposit(b)	Par (000)	Value
Yankee (continued)
Mizuho Bank Ltd., New York (concluded):
0.25%, 8/29/14	$200,000	$200,000,000
National Australia Bank Ltd., New York (a):
0.29%, 4/11/14	244,900	244,900,000
0.23%, 8/08/14	250,000	250,004,136
0.24%, 8/13/14	190,000	190,000,000
0.23%, 8/14/14	165,000	165,005,951
0.25%, 12/24/14	265,000	265,000,000
National Bank of Canada, New York, 0.26%, 12/19/14	146,350	146,350,000
Natixis, New York:
0.27%, 5/02/14	304,450	304,450,000
0.29%, 9/08/14 (a)	206,200	206,191,010
Nordea Bank Finland PLC, 0.20%, 6/23/14 (a)	100,000	100,214,794
Norinchukin Bank, New York:
0.10%, 4/01/14	490,000	490,000,000
0.10%, 4/02/14	450,000	450,000,000
0.15%, 4/24/14	100,000	100,000,000
Oversea-Chinese Banking Corp. Ltd., New York, 0.23%, 5/07/14	100,000	100,000,000
Rabobank Nederland, New York (a):
0.26%, 8/28/14	329,000	329,000,000
0.25%, 11/14/14	225,000	225,000,000
0.28%, 3/17/15	511,000	511,000,000
Royal Bank of Canada, New York (a):
0.23%, 4/08/14	55,000	55,000,000
0.25%, 10/31/14	150,000	150,000,000
0.24%, 1/15/15	75,000	75,000,000
0.25%, 1/21/15	82,500	82,500,000
0.24%, 3/13/15	300,000	300,000,000
0.25%, 3/23/15	200,000	200,000,000
Skandinaviska Enskilda Bankem, New York:
0.25%, 7/23/14	300,000	300,000,000
0.26%, 8/26/14	150,000	149,996,941
0.26%, 9/05/14	150,000	149,999,994
Societe Generale, New York:
0.29%, 5/02/14	152,800	152,800,000
0.33%, 9/19/14 (a)	225,000	225,000,000
Sumitomo Mitsui Banking Corp., New York:
0.25%, 7/16/14	200,000	200,000,000
0.25%, 8/25/14	175,000	175,000,000
0.25%, 9/10/14	400,000	400,000,000
Sumitomo Mitsui Trust Bank Ltd., New York:
0.26%, 5/19/14	300,000	300,000,000

MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2014	1

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit(b)	Par (000)	Value
Yankee (concluded)
Sumitomo Mitsui Trust Bank Ltd., New York (concluded):
0.25%, 7/02/14	$200,000	$200,000,000
0.26%, 8/21/14	200,000	200,000,000
Toronto-Dominion Bank, New York:
0.32%, 4/02/14	190,000	190,000,000
0.25%, 8/12/14	235,000	235,000,000
0.26%, 9/05/14	225,000	225,000,000
0.24%, 10/03/14	150,000	150,000,000
0.25%, 10/10/14	100,000	100,000,000
0.25%, 11/06/14	133,000	133,000,000
UBS AG, Stamford, 0.21%, 3/05/15 (a)	358,000	358,000,000
Wells Fargo Bank NA (a):
0.23%, 12/04/14	150,000	150,000,000
0.25%, 2/12/15	100,000	100,000,000
0.25%, 2/17/15	150,000	150,000,000
Westpac Banking Corp., New York (a):
0.27%, 4/14/14	277,000	277,000,000
0.28%, 4/28/14	300,000	300,000,000

		16,955,015,230
Total Certificates of Deposit — 37.8%		17,295,015,253

Commercial Paper
ANZ New Zealand International Ltd., 0.23%, 12/04/14 (a)	125,000	125,012,827
Australia & New Zealand Banking Group Ltd. (a):
0.36%, 5/02/14	300,000	300,000,000
0.24%, 8/15/14	145,000	145,000,000
0.22%, 3/05/15	91,000	91,000,000
Australia & New Zealand Banking International Group Ltd., London, 0.29%, 6/04/14 (c)	200,000	199,896,889
Bank of Nova Scotia, 0.27%, 4/04/14 (c)	50,000	49,998,896
Barclays Bank PLC (c):
0.25%, 6/24/14	100,000	99,941,667
0.25%, 7/01/14	50,000	49,968,403
0.25%, 7/02/14	125,000	124,920,139
Bedford Row Funding Corp.:
0.27%, 7/01/14 (c)	37,750	37,724,236
0.30%, 8/13/14 (c)	50,000	49,944,167
0.32%, 1/05/15 (c)	101,650	101,397,908
0.30%, 2/12/15 (c)	85,000	84,775,458
0.25%, 3/12/15 (a)	62,500	62,500,000
BNP Paribas Finance, Inc. (c):
0.33%, 6/06/14	111,200	111,132,724

Commercial Paper	Par (000)	Value
BNP Paribas Finance, Inc. (c) (concluded):
0.20%, 6/19/14	$15,000	$14,993,417
0.28%, 7/10/14	100,000	99,922,222
BPCE SA (c):
0.34%, 6/02/14	200,000	199,884,611
0.30%, 8/01/14	200,000	199,800,055
Cafco LLC, 0.24%, 8/11/14 (c)	75,000	74,934,000
Charta LLC (c):
0.24%, 8/07/14	75,000	74,936,000
0.24%, 8/11/14	50,000	49,956,000
Ciesco LLC (c):
0.24%, 8/14/14	75,000	74,932,500
0.24%, 8/15/14	150,000	149,864,000
Collateralized Commercial Paper Co. LLC (c):
0.28%, 4/17/14	100,000	99,987,555
0.28%, 6/17/14	100,000	99,940,111
0.28%, 7/07/14	200,000	199,849,111
0.28%, 8/01/14	150,000	149,857,667
0.28%, 8/04/14	200,000	199,805,556
0.28%, 9/24/14	100,000	99,863,111
Commonwealth Bank of Australia (a):
0.26%, 4/04/14	250,000	250,000,000
0.23%, 9/11/14	300,000	300,000,000
0.23%, 9/19/14	197,000	197,000,000
0.23%, 9/22/14	100,000	100,000,000
0.18%, 11/14/14	65,000	65,000,000
0.23%, 3/19/15 (d)	180,000	179,983,038
CRC Funding LLC (c):
0.24%, 8/05/14	100,000	99,916,000
0.24%, 8/11/14	50,000	49,956,000
Credit Suisse, New York (c):
0.28%, 8/04/14	100,000	99,902,778
0.29%, 10/03/14	100,000	99,850,972
DBS Bank Ltd.:
0.23%, 8/19/14 (c)	25,000	24,977,639
0.26%, 9/30/14 (a)	100,000	99,993,062
Deutsche Bank Financial LLC (c):
0.27%, 6/27/14	200,000	199,869,500
0.27%, 7/30/14	100,000	99,910,000
0.32%, 9/03/14	100,000	99,862,222
DNB Bank ASA (c):
0.24%, 8/25/14	250,000	249,761,736
0.24%, 8/27/14	150,000	149,855,083
0.24%, 9/29/14	200,000	199,758,667
HSBC Bank PLC (a):
0.29%, 5/02/14	175,000	175,000,000
0.29%, 5/07/14	100,000	100,000,000
0.26%, 6/20/14 (d)	232,500	232,500,000
0.28%, 8/06/14	30,000	30,000,000
0.25%, 9/10/14	66,000	66,000,000
0.25%, 9/19/14 (d)	194,000	194,000,000

MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2014	2

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
HSBC Bank PLC (a) (concluded):
0.24%, 10/22/14 (d)	$75,000	$75,000,000
0.25%, 11/19/14	242,500	242,500,000
ING (US) Funding LLC (c):
0.28%, 6/02/14	194,000	193,906,449
0.27%, 6/09/14	200,000	199,896,500
0.27%, 6/16/14	97,750	97,694,282
0.24%, 7/24/14	200,000	199,851,167
0.28%, 8/01/14	293,500	293,221,501
Kells Funding LLC (a):
0.19%, 4/28/14	100,000	100,000,000
0.24%, 10/22/14 (d)	150,000	150,000,000
0.24%, 12/12/14 (d)	75,000	74,994,516
0.25%, 1/07/15 (d)	175,000	174,997,605
0.25%, 1/15/15 (d)	100,000	100,000,000
0.24%, 1/27/15 (d)	100,000	99,995,675
Mitsubishi UFJ Trust and Banking Corp., 0.21%, 5/30/14 (c)	50,000	49,982,792
Mizuho Funding LLC (c):
0.21%, 5/05/14	14,000	13,997,289
0.22%, 7/14/14	300,000	299,813,667
Nederlandse Waterschapsbank NV (a):
0.20%, 6/24/14 (d)	72,000	72,000,000
0.25%, 7/07/14	230,000	230,006,413
0.25%, 7/08/14	100,000	100,003,349
0.26%, 7/28/14	65,000	65,004,256
0.26%, 7/30/14	65,000	65,004,329
0.23%, 10/29/14	50,000	50,000,177
0.23%, 10/31/14	125,000	125,000,000
Northern Pines Funding LLC (c):
0.31%, 8/11/14	215,700	215,454,821
0.32%, 8/29/14	80,000	79,893,333
Old Line Funding LLC (c):
0.23%, 8/06/14	88,939	88,866,836
0.25%, 8/21/14	150,000	149,852,077
0.23%, 9/15/14	42,700	42,654,441
Oversea-Chinese Banking Corp. Ltd., 0.25%, 6/09/14 (c)	197,000	196,905,604
Skandinaviska Enskilda Banken AB (c):
0.27%, 4/01/14	24,320	24,320,000
0.26%, 6/13/14	100,000	99,946,264
0.30%, 7/02/14	45,000	44,965,500
0.26%, 7/10/14	84,000	83,939,333
Societe Generale North America, Inc., 0.27%, 5/02/14 (c)	375,000	374,911,198
Sumitomo Mitsui Banking Corp., 0.25%, 7/16/14 (c)	200,000	199,852,778
Sumitomo Mitsui Trust Bank Ltd., 0.26%, 5/01/14 (c)	200,000	199,956,667
United Overseas Bank Ltd., 0.23%, 7/07/14 (c)	94,000	93,941,746

Commercial Paper	Par (000)	Value
Westpac Banking Corp. (a):
0.27%, 7/09/14	$273,245	$273,245,000
0.23%, 9/19/14 (d)	44,000	43,998,006
0.22%, 9/23/14	150,000	150,000,890
0.22%, 9/26/14 (d)	150,000	150,000,630
Westpac Securities NZ Ltd., 0.25%, 1/29/15 (a)	100,000	100,000,000
Total Commercial Paper — 27.3%		12,470,411,018

Corporate Notes
Bank of Nova Scotia, 3.40%, 1/22/15	75,750	77,608,890
National Australia Bank Ltd., 3.75%, 3/02/15 (d)	22,982	23,704,848
Rabobank Nederland NV Medium Term Notes, 0.59%, 4/14/14 (a)	51,920	51,926,646
Svenska Handelsbanken AB, 0.27%, 9/15/14 (a)(d)	295,800	295,800,000
Toyota Motor Credit Corp. Medium Term Notes:
0.32%, 8/22/14 (a)	86,800	86,834,241
1.25%, 11/17/14	68,800	69,218,167
Total Corporate Notes — 1.3%		605,092,792

Time Deposits
Credit Agricole Corporate & Investment Bank, 0.06%, 4/01/14	1,800,000	1,800,000,000
Total Time Deposits — 3.9%		1,800,000,000

US Government Sponsored Agency Obligations
Fannie Mae, 0.27%, 2/04/16 (a)	50,000	50,082,283
Federal Farm Credit Bank (a):
0.12%, 5/23/14	50,000	49,998,952
0.14%, 7/17/15	100,000	99,986,889
0.17%, 2/05/16	100,000	99,981,277
0.19%, 2/16/16 - 3/29/16	195,800	195,779,777
0.20%, 2/24/16 - 3/30/16	167,550	167,629,849
Federal Home Loan Bank:
0.14%, 9/18/14 (c)	50,000	49,965,764
0.14%, 12/09/14 (a)	200,000	200,000,000
0.13%, 6/05/15–9/08/15 (a)	200,000	199,978,170
0.15%, 7/16/15 (a)	140,000	140,000,000

MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2014	3

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

US Government Sponsored Agency Obligations	Par (000)	Value

Federal Home Loan Bank (concluded):
0.13%, 9/17/15 (a)	$100,000	$99,977,266

Total US Government Sponsored Agency Obligations – 3.0%		1,353,380,227

US Treasury Obligations

US Treasury Bills (c):
0.11%, 4/24/14	640,000	639,953,451
0.10%, 5/15/14	440,000	439,948,306
0.10%, 5/29/14	100,000	99,983,889
0.11%, 6/05/14	200,000	199,962,083
0.10%, 6/12/14	200,000	199,961,200
0.11%, 8/14/14	200,000	199,917,500
US Treasury Notes:
0.25%, 4/30/14	200,000	200,022,408
0.25%, 5/31/14	200,000	200,044,755
0.75%, 6/15/14	300,000	300,372,001
0.63%, 7/15/14	20,000	20,031,175
0.50%, 8/15/14	100,000	100,152,036
0.25%, 8/31/14	100,000	100,063,231
0.38%, 11/15/14	200,000	200,305,332

Total US Treasury Obligations – 6.3%		2,900,717,367

Repurchase Agreements

Bank of New York, 0.05%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $5,400,007,500, collateralized by various U.S. Treasury Obligations, 3.13% to 3.88%, due 5/15/18 to 2/15/42, original par and fair value of $5,510,917,400 and $5,400,007,599, respectively)	5,400,000	5,400,000,000

Total Value of Bank of New York (collateral value of $5,400,007,599)		5,400,000,000

Repurchase Agreements	Par (000)	Value

BNP Paribas Securities Corp., 0.14%, 4/01/14, (Purchased on 3/25/13 to be repurchased at $165,238,700, collateralized by various Corporate/Debt Obligations, 0.57% to 8.13%, due 4/01/15 to 3/15/44, original par and fair value of $153,828,556 and $173,277,195, respectively)	$165,000	$165,000,000

Total Value BNP Paribas Securities Corp. (collateral value of 173,277,195)		165,000,000

Citigroup Global Markets, Inc., 0.08%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $75,000,167, collateralized by various U.S. Government Sponsored Agency Obligations, 2.00% to 5.02%, due 8/01/28 to 1/20/44, original par and fair value of $131,581,405 and $76,748,248, respectively)	75,000	75,000,000
Citigroup Global Markets, Inc., 0.39%, 4/01/14, (Purchased on 3/25/13 to be repurchased at $95,382,850, collateralized by various U.S. Government Sponsored Agency Obligations and various U.S. Treasury Obligations, 0.35% to 5.50%, due 8/13/14 to 7/01/33, original par and fair value of $96,737,000 and $96,900,068, respectively)	95,000	95,000,000
Citigroup Global Markets, Inc., 0.45%, 5/02/14, (Purchased on 3/25/13 to be repurchased at $130,654,875, collateralized by various Corporate/Debt Obligations, a U.S. Treasury Obligation and a U.S. Government Sponsored Agency Obligation, 0.60% to 7.88%, due 4/11/14 to 1/23/45, original par and fair value of $133,838,040 and $135,783,157, respectively) (e)	130,000	130,000,000

Total Value of Citigroup Global Markets, Inc. (collateral value of $309,431,473)		300,000,000

MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2014	4

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

Credit Suisse Securities (USA) LLC, 0.11%, 4/01/14, (Purchased on 3/03/14 to be repurchased at $44,003,899, collateralized by various Corporate/Debt Obligations, 0.40% to 2.40%, due 1/30/35 to 12/09/48, original par and fair value of $368,675,000 and $55,000,388, respectively)	$44,000	$44,000,000
Credit Suisse Securities (USA) LLC, 0.49%, 5/05/14, (Purchased on 3/25/13 to be repurchased at $150,828,917, collateralized by various Corporate/Debt Obligations and various U.S. Government Sponsored Agency Obligations, 0.01% to 6.63%, due 11/25/17 to 12/25/59, original par and fair value of $1,660,582,396 and $169,566,269, respectively) (e)	150,000	150,000,000
Credit Suisse Securities (USA) LLC, 0.49%, 5/05/14, (Purchased on 3/25/13 to be repurchased at $251,381,528, collateralized by various Corporate/Debt Obligations and various U.S. Government Sponsored Agency Obligations, 0.01% to 15.40%, due 11/15/17 to 12/25/59, original par and fair value of $1,790,413,921 and $285,393,714, respectively) (e)	250,000	250,000,000

Total Value of Credit Suisse Securities (USA) LLC (collateral value of $509,960,371)		444,000,000

Goldman Sachs & Co., 0.15%, 4/03/14, (Purchased on 3/27/14 to be repurchased at $711,020,738, collateralized by a Corporate/Debt Obligation and various U.S. Government Sponsored Agency Obligations, 0.00% to 38.97%, due 10/15/19 to 10/15/49, original par and fair value of $16,345,945,543 and $770,099,302, respectively)	711,000	711,000,000

Total Value of Goldman Sachs & Co. (collateral value of $770,099,302)		711,000,000

Repurchase Agreements	Par (000)	Value

HSBC Securities (USA) Inc., 0.05%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $82,158,115, collateralized by various U.S. Treasury Obligations, 0.25% to 5.50%, due 5/15/15 to 8/15/28, original par and fair value of $76,151,000 and $83,803,608, respectively)	$82,158	$82,158,000
HSBC Securities (USA) Inc., 0.24%, 4/01/14, (Purchased on 3/11/14 to be repurchased at $20,002,800, collateralized by various Corporate/Debt Obligations and various Municipal Bond Obligations, 3.50% to 8.50%, due 6/01/14 to 6/15/34, original par and fair value of $18,909,587 and $21,003,988, respectively)	20,000	20,000,000
HSBC Securities (USA), Inc., 0.12%, 4/01/14, (Purchased on 3/25/13 to be repurchased at $40,049,600, collateralized by various Corporate/Debt Obligations, 5.25% to 7.88%, due 12/15/19 to 6/15/24, original par and fair value of $40,072,000 and $42,001,263, respectively)	40,000	40,000,000
HSBC Securities (USA), Inc., 0.16%, 4/01/14, (Purchased on 1/08/14 to be repurchased at $40,014,756, collateralized by various Corporate/Debt Obligations, 3.50% to 6.50%, due 9/15/16 to 1/15/22, original par and fair value of $40,620,000 and $42,002,233, respectively)	40,000	40,000,000

Total Value of HSBC Securities (USA), Inc. (collateral value of $188,811,092 )		182,158,000

J.P. Morgan Securities LLC, 0.39%, 4/01/14, (Purchased on 3/25/13 to be repurchased at $60,241,800, collateralized by various Corporate/Debt Obligations, 0.10% to 6.19%, due 7/25/18 to 1/12/45, original par and fair value of $1,744,704,159 and $70,754,009, respectively)	60,000	60,000,000

MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2014	5

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

J.P. Morgan Securities LLC, 0.29%, 5/15/14, (Purchased on 3/25/13 to be repurchased at $200,670,222, collateralized by various Corporate/Debt Obligations, 0.44% to 7.30%, due 5/20/14 to 11/02/43, original par and fair value of $210,363,362 and $210,176,569, respectively) (e)	$200,000	$200,000,000
J.P. Morgan Securities LLC, 0.59%, 6/23/14, (Purchased on 3/24/14 to be repurchased at $500,745,694, collateralized by various Corporate/Debt Obligations, 0.24% to 8.16%, due 4/15/17 to 2/15/51, original par and fair value of $1,419,101,503 and $617,731,472, respectively)	500,000	500,000,000

Total Value of J.P. Morgan Securities LLC (collateral value of $898,662,050)		760,000,000

Morgan Stanley & Co. LLC, 0.12%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $100,000,333, collateralized by various U.S. Government Sponsored Agency Obligations, 2.03% to 6.19%, due 6/01/27 to 9/01/42, original par and fair value of $407,439,850 and $103,000,001, respectively)	100,000	100,000,000

Total Value of Morgan Stanley & Co. LLC (collateral value of $103,000,001)		100,000,000

RBC Capital Markets LLC, 0.11%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $196,000,599, collateralized by various Corporate/Debt Obligations, 0.25% to 12.50%, due 4/15/14 to 6/29/49, original par and fair value of $195,285,862 and $205,800,000, respectively)	196,000	196,000,000

Repurchase Agreements	Par (000)	Value

RBC Capital Markets LLC, 0.12%, 4/01/14, (Purchased on 3/31/14 to be repurchased at $51,000,170, collateralized by various Corporate/Debt Obligations, 0.00% to 1.35%, due 4/21/14 to 1/31/18, original par and fair value of $53,644,092 and $53,550,000, respectively)	$51,000	$51,000,000
RBC Capital Markets LLC, 0.12%, 4/01/14, (Purchased on 3/28/14 to be repurchased at $72,000,960, collateralized by a Corporate/Debt Obligation, 0.00%, due 7/10/14, original par and fair value of $75,979,900 and $75,600,001, respectively)	72,000	72,000,000

Total Value of RBC Capital Markets LLC (collateral value of $334,950,001)		319,000,000

SG Americas Securities, LLC, 0.28%, 4/01/14, (Purchased on 12/16/13 to be repurchased at $50,041,222, collateralized by various Corporate/Debt Obligations, 0.38% to 14.75%, due 6/15/15 to 10/01/77, original par and fair value of $48,962,896 and $55,370,431, respectively)	50,000	50,000,000

Total Value of SG Americas Securities, LLC (collateral value of $55,370,431)		50,000,000

Wells Fargo Securities, LLC, 0.38%, 5/07/14, (Purchased on 2/06/14 to be repurchased at $183,173,850, collateralized by various Corporate/Debt Obligations and various U.S. Government Sponsored Agency Obligations, 0.00% to 8.02%, due 5/15/14 to 8/25/58, original par and fair value of $573,848,868 and $208,694,328, respectively)	183,000	183,000,000

MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2014	6

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

Wells Fargo Securities, LLC, 0.19%, 4/01/14, (Purchased on 3/25/13 to be repurchased at $320,628,267, collateralized by various Corporate/Debt Obligations, various U.S. Government Sponsored Agency Obligations and various Municipal Bond Obligations, 0.00% to 9.88%, due 5/07/14 to 2/10/51, original par and fair value of $2,013,033,052 and $335,236,057, respectively)	$320,000	$320,000,000
Wells Fargo Securities, LLC, 0.47%, 4/14/14, (Purchased on 1/03/14 to be repurchased at $93,137,651, collateralized by various Corporate/Debt Obligations, various U.S. Government Sponsored Agency Obligations and various Municipal Bonds Obligations, 0.00% to 8.75%, due 5/01/14 to 2/15/51, original par and fair value of $114,451,948 and $96,913,647, respectively)	93,015	93,015,000
Wells Fargo Securities, LLC, 0.47%, 4/16/14, (Purchased on 1/07/14 to be repurchased at $187,742,344, collateralized by various Corporate/Debt Obligations and various U.S. Government Sponsored Agency Obligations, 0.00% to 9.25%, due 4/04/14 to 11/25/49, original par and fair value of $384,775,586 and $195,413,275, respectively)	187,500	187,500,000

Repurchase Agreements	Par (000)	Value

Wells Fargo Securities, LLC, 0.38%, 5/08/14, (Purchased on 2/06/14 to be repurchased at $135,129,675, collateralized by various Corporate/Debt Obligations and various U.S. Government Sponsored Agency Obligations, 0.00% to 12.25%, due 4/15/14 to 6/11/50, original par and fair value of $168,904,934 and $141,131,112, respectively)	$135,000	$135,000,000
Wells Fargo Securities, LLC, 0.48%, 5/13/14, (Purchased on 3/13/14 to be repurchased at $88,071,573, collateralized by various Corporate/Debt Obligations, 0.00% to 7.63%, due 9/26/14 to 5/15/46, original par and fair value of $127,918,298 and $95,531,395, respectively)	88,000	88,000,000

Total Value of Wells Fargo Securities, LLC (collateral value of $1,072,919,814)		1,006,515,000

Total Repurchase Agreements – 20.6%		9,437,673,000

Total Investments (Cost – $45,862,289,657*) – 100.2%		45,862,289,657
Liabilities in Excess of Other Assets – (0.2)%		(86,880,856)

Net Assets – 100.0%		$45,775,408,801

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of foreign domiciled bank.
(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2014	7

Schedule of Investments (concluded)	Money Market Master Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$45,862,289,657	—	$45,862,289,657

[1]	See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Master Portfolio’s liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, bank overdraft of $(94,820,930) is categorized as Level 2 within the disclosure hierarchy

There were no transfers between levels during the period ended March 31, 2014.

MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2014	8

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 207.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Lian Gregory
Lian Gregory
President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Lian Gregory
Lian Gregory
President

Date:	May 23, 2014

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer, Chief Financial Officer and Chief Compliance Officer

Date:	May 23, 2014